CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Vessels	$ 5,733.0	$ 3,758.9
Containers and handling equipment	1,013.3	792.9
Other tangible assets	97.7	85.2
Intangible assets	109.8	102.0
Investments in associates	25.4	26.4
Other investments	1,080.9	908.7
Other receivables	61.0	97.9
Deferred tax assets	7.5	2.6
Total non-current assets	8,128.6	5,774.6
Inventories	212.2	179.3
Trade and other receivables	933.6	596.5
Other investments	800.4	874.1
Cash and cash equivalents	1,314.7	921.5
Total current assets	3,260.9	2,571.4
Total assets	11,389.5	8,346.0
Equity
Share Capital and reserves	2,032.7	2,017.5
Retained earnings	2,004.2	437.2
Equity attributable to owners of the Company	4,036.9	2,454.7
Non-controlling interests	5.8	3.3
Total equity	4,042.7	2,458.0
Liabilities
Lease liabilities	4,600.6	3,244.1
Loans and other liabilities	59.9	73.6
Employee benefits	47.5	46.1
Deferred tax liabilities	27.6	6.1
Total non-current liabilities	4,735.6	3,369.9
Trade and other payables	736.2	566.4
Provisions	96.6	60.7
Contract liabilities	408.9	198.1
Lease liabilities	1,321.7	1,644.7
Loans and other liabilities	47.8	48.2
Total current liabilities	2,611.2	2,518.1
Total liabilities	7,346.8	5,888.0
Total equity and liabilities	$ 11,389.5	$ 8,346.0